HOTEL OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2019
HOTEL OPERATING COSTS.
Schedule of hotel operating costs

	Years Ended December 31,
	2017	2018	2019
Rents	2,059	2,406	2,624
Utilities	366	399	404
Personnel costs	1,388	1,663	1,854
Depreciation and amortization	773	869	960
Consumable, food and beverage	551	673	793
Others	538	466	555

Total	5,675	6,476	7,190